Note 8 - Income Taxes (Details) - Significant Components of the Company's Net Deferred Taxes - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Deferred tax balances
Accruals/reserves	$ 6,709	$ 7,652
Net operating loss carryforwards	211,749	210,894
Research and experimentation credits	14,089	14,414
Deferred rent expense	400	614
Difference in basis of plant and equipment	9,445	9,791
Valuation allowance	$ (242,392)	$ (243,365)